Other Expense Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and other expense:
Interest expense	$ 6,565	$ 8,613	$ 34,200	$ 4,831	$ 388
Loss on debt modification and extinguishment	10,886
(Gain) loss on asset disposals	(65)	(130)	22	996	(112)
Loss on ARS Rights					6,892
Foreign currency transaction (gain) loss	176	(290)	(67)	452	(173)
Total	17,562	8,193	34,155	6,279	6,995
Interest and other income:
Interest income	141	229	596	1,265	575
ARS trading gains					7,007
Available-for-sale realized gains				701
Total	$ 141	$ 229	$ 596	$ 1,966	$ 7,582